Net Loss Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Ordinary Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

The following table sets forth the computation of basic and diluted net loss per Ordinary Share for the periods indicated.

	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Basic net loss per Ordinary Share
Numerator:
Net loss	(31,583)	(36,583)	(19,661)

Denominator:
Weighted average common shares and vested RSUs – basic and diluted	103,142,173	105,477,191	101,985,939

Basic and dilutive net loss per common share	(0.31)	(0.35)	(0.19)

Schedule of Weighted-Average Ordinary Shares of Securities

The following weighted-average Ordinary Shares of securities and vested RSU’s were not included in the computation of diluted net loss per common share as their effect would have been antidilutive:

	2025	2024	2023
Options	11,404,264	10,948,057	12,233,173
Restricted Stock Units	10,635,082	7,134,703	5,844,514
Private Warrants	3,330,000	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000	5,750,000
Forfeiture Shares	269,531	682,813	1,006,250